7. INVENTORIES: Schedule of Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Inventory
	December 31, 2018	December 31, 2017
	$	$
Work in process	-	39,845
Finished goods	102,499	171,380
	102,499	211,225